General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 — GENERAL:

A.	PARAZERO TECHNOLOGIES LTD. - (the “Company”) was incorporated in Israel on June 30, 2013. The Company’s address is 30 Dov Hoz, Kiryat Ono, 5555626, Israel. The Company specializes in the design, development, manufacturing, distribution, and sales of safety systems for commercial drones. The Company’s technology enables real-time identification of critical failures of drones, and, upon detection of an emergency, a parachute is autonomously deployed in fractions of a second, thus ensuring safe landings. The Company sells its products internationally.

The Company is in its commercialization stage and has not generated significant revenues at this stage. The Company has incurred recurring losses and negative cash flows from operating activities since inception, such that as of December 31, 2023 and December 31, 2022, the Company had accumulated losses of $18.4 million and $14.7 million, and a shareholders’ equity of $6.1 million and a deficit of $1.6 million, respectively. Until the initial public offering that was completed in July 2023 (the “IPO”), the Company’s operations were funded substantially through funding from Delta Drone International Limited (ASX: DLTI) (the “Former Parent Company”), convertible notes, and a credit facility from a related party. During 2022, the Company entered into Simple Agreements for Future Equity (“SAFE” or “convertible notes”) for gross proceeds of $1,515 thousand which were converted into equity in July 2023, upon the completion of the IPO (see Note 9C). In addition, in October 2022, the Company entered into an unsecured credit facility agreement (the “Credit Facility Agreement”) with Medigus Ltd. (“Medigus”), a material shareholder of the Company, as further amended in June 2023, in an aggregate initial amount of up to $745 thousand, which was repaid in August 2023, following the completion of the IPO (see Note 9C3)). Furthermore, as noted above, on July 31, 2023, the Company raised gross proceeds of $7.8 million from its IPO, and on October 30, 2023, the Company raised gross proceeds of approximately $5.1 million in a private investment in public equity (the “PIPE”) (see Note 9B). Management expects that it will require additional financing in the future to fund its operations until it has generated significant revenues.

Based on the Company’s current operating plan, the Company’s management currently estimates that its cash position will support its current operations as currently conducted for more than 12 months from the date of issuance of these financial statements.

B.	On January 28, 2022, the Former Parent Company sold its shares in the Company to a consortium of investors led by Medigus and facilitated by L.I.A. Pure Capital Ltd., an Israeli venture capital firm.

C.	On July 31, 2023, the Company closed the IPO. In connection with the IPO, the Company issued and sold 1,950,000 ordinary (the “Ordinary Shares”) pursuant to which it received gross proceeds of approximately $7.8 million. The Ordinary Shares were approved for listing on the Nasdaq Capital Market (“Nasdaq”) and commenced trading under the symbol “PRZO” on July 27, 2023. For further information see Note 9C.

D.	On October 30, 2023, the Company closed the PIPE. In connection with the PIPE, the Company issued and sold 1,136,364 Ordinary Shares and issued 3,500,000 pre-funded warrants, each to purchase one Ordinary Share, pursuant to which the Company received gross proceeds of approximately $5.1 million. In addition, the Company issued an aggregate of 4,636,364 and 140,373, series A warrants and series B warrants, respectively, to purchase Ordinary Shares. During December 2023, certain warrant holders exercised 2,894,548 pre-funded warrants and 8,257 series B warrants via a cashless exercise mechanism for which investors received 2,876,957 and 8,217 Ordinary Shares, respectively. As of December 31, 2023, the remaining outstanding pre-funded, series A and series B warrants were 605,452, 4,636,364 and 132,116, respectively. For further information see Notes 9B and 16B.